Interest Rate Swaps Narrative (Details) (USD $)					12 Months Ended
	Mar. 24, 2010 Not Designated as Hedging Instrument Interest Rate Swap Rabobank	Oct. 16, 2007 Not Designated as Hedging Instrument Interest Rate Swap Wachovia	Oct. 16, 2007 LIBOR Not Designated as Hedging Instrument Interest Rate Swap Wachovia	Jan. 23, 2009 LIBOR Not Designated as Hedging Instrument Interest Rate Swap CoBank	Dec. 31, 2012 Forward Contracts One-Month LIBOR Designated as Hedging Instrument Rabobank	Oct. 23, 2012 Forward Contracts One-Month LIBOR Designated as Hedging Instrument Rabobank
Derivative [Line Items]
Notional amount of interest rate derivatives			$ 106,000,000	$ 75,000,000		$ 80,000,000
Fixed rate on interest rate swap	2.085%	4.905%		1.14%		0.91%
Other comprehensive loss recognized due to change in fair value					$ 700,000